UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

12/31

Date of reporting period:  09/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Beech Hill Total Return Fund
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 76.8%
	AEROSPACE/DEFENSE - 3.5%
4,000	Boeing Co. (The)	$ 242,040

	AUTO MANUFACTURERS - 1.5%
4,900	General Motors Co. *	98,882

	CHEMICALS - 2.6%
4,500	EI du Pont de Nemours & Co.	179,865

	COAL - 1.5%
4,000	Natural Resource Partners LP	101,440

	COMPUTERS - 2.3%
7,500	EMC Corp/Massachusetts *	157,425

	ELECTRIC - 5.7%
4,000	NextEra Energy, Inc.	216,080
5,300	Public Service Enterprise Group, Inc.	176,861
		392,941

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.4%
4,000	Emerson Electric Co.	165,240

	IRON/STEEL - 1.9%
4,100	Nucor Corp.	129,724

	MINING - 11.1%
4,500	Barrick Gold Corp.	209,925
3,000	Goldcorp, Inc.	136,920
4,200	Newmont Mining Corp.	264,180
6,000	Southern Copper Corp.	149,940
		760,965

	MISCELLANEOUS MANUFACTURING - 2.2%
10,000	General Electric Co.	152,400

	OIL & GAS - 6.6%
7,000	Encana Corp.	134,470
4,800	Ensco PLC	194,064
5,400	Petroleo Brasileiro SA - ADR	121,230
		449,764

	OIL & GAS SERVICES - 5.7%
3,500	Schlumberger Ltd.	209,055
15,000	Weatherford International Ltd. *	183,150
		392,205

	PHARMACEUTICALS - 7.2%
4,000	Merck & Co. Inc.	130,840
12,200	Pfizer Inc.	215,696
4,000	Teva Pharmaceutical Industries Ltd.	148,880
		495,416

	PIPELINES - 9.6%
4,000	Energy Transfer Partners LP	164,040
3,800	Enterprise Products Partners LP	152,570
2,200	Kinder Morgan Energy Partners LP	150,436
4,000	ONEOK Partners LP	186,480
		653,526

	SEMICONDUCTORS - 2.8%
9,000	Intel Corp.	191,970

	SOFTWARE - 2.3%
6,400	Microsoft Corp.	159,296

	TELECOMMUNICATIONS - 7.9%
7,500	AT&T, Inc.	213,900
4,500	BCE, Inc.	168,570
10,000	Cisco Systems, Inc.	154,900
		537,370

	TOTAL COMMON STOCK (Cost $6,226,472)	5,260,469

	CONVERTIBLE PREFERRED STOCK - 6.6%
	AUTO MANUFACTURERS - 1.3%
2,500	General Motors Co., 4.75% 12/1/13 *	87,700

	ELECTRIC - 3.5%
4,300	PPL Corp. , 9.50% 7/1/13 *	237,661

	MINING - 1.8%
2,500	AngloGold Ashanti Holdings Finance Plc, 6.00% 9/15/13 *	122,500

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $475,233)	447,861

Principal ($)
	BONDS & NOTES - 8.8%
	INTERNET - 2.2%
150,000	Expedia, Inc., 5.95% due 8/15/20	150,210

	IRON/STEEL - 2.0%
150,000	United States Steel Corp., 6.05% due 6/1/17	136,500

	RETAIL - 2.7%
200,000	Best Buy Co., Inc., 5.50% due 3/15/21	185,030

	TELECOMMUNICATIONS - 1.9%
150,000	Sprint Nextel Corp., 6.00% due 12/1/16	127,500

	TOTAL BONDS & NOTES (Cost $630,672)	599,240

	SHORT-TERM INVESTMENTS - 8.2%
	MONEY MARKET FUND - 8.2%
559,639	Dreyfus Treasury Prime Cash Management, 0.01%** (Cost $559,639)	559,639

	TOTAL INVESTMENTS - 100.4% (Cost $7,892,016) (a)	$ 6,867,209
	OTHER LIABILITIES LESS ASSETS - (0.4)%	(22,648)
	TOTAL NET ASSETS - 100.0%	$ 6,844,561

* Non-Income producing security.
** Money market Fund; interest rate reflects seven-day effective yield on September 30, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 106,375
	Unrealized depreciation:	(1,131,182)
	Net unrealized depreciation:	$ (1,024,807)

Beech Hill Total Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,260,469	$ -	$ -	$ 5,260,469
Convertible Preferred Stock	447,861	-	-	447,861
Bonds & Notes	-	599,240	-	599,240
Money Market Fund	559,639	-	-	559,639
Total	$ 6,267,969	$ 599,240	$ -	$ 6,867,209

There were no significant transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2011

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/2011